Document And Entity Information	Sep. 05, 2025
Document Information Line Items
Entity Central Index Key	0002083125
Document Type	S-4
Entity Registrant Name	PROMETHEUS PUBCO INC.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false